Simplify Bitcoin Strategy PLUS Income ETF (MAXI)

a series of Simplify Exchange Traded Funds

Supplement dated July 15, 2024, to the Prospectus and Summary Prospectus dated
November 1, 2023 and Statement of Additional Information (“SAI”) dated November 1, 2023
(as supplemented April 9, 2024)

Effective immediately, the following changes are being made to the Summary Prospectus, Prospectus and SAI:

The disclosure following the paragraph heading “Portfolio Managers” on page 13 of the Summary Prospectus and on page 30 of the Prospectus is deleted and replaced in its entirety with the following:

David Berns, Chief Investment Officer of the Adviser; and Emilio Freire, Portfolio Manager of the Adviser, serve as portfolio managers of the Fund. Dr. Berns has served the Fund as a portfolio manager since it commenced operations in October 2022. Mr. Freire has served the Fund as a portfolio manager since July 2024. Dr. Berns and Mr. Freire are jointly and primarily responsible for the management of the Fund.

After the second paragraph in the section entitled “PORTFOLIO MANAGERS” on page 236 of the Prospectus, the following is added:

Emilio Freire serves as Portfolio Manager at the Adviser and has been with the firm since its inception. Emilio has primarily acted as a quantitative strategist for the Adviser, where he has been focused on building systematic option-based strategies. Emilio also contributes regularly to modeling and risk management tools for the Adviser.

The third paragraph in the section entitled “PORTFOLIO MANAGERS” on page 236 of the Prospectus relating to John Downing is deleted in its entirety.

The fourth paragraph in the section entitled “PORTFOLIO MANAGERS” on page 42 of the SAI, the following is deleted in its entirety and replaced with the following:

Paul Kim and David Berns serve as the portfolio managers of the Simplify Stable Income ETF and Simplify Hedged Equity ETF.

The following is added as the fifth paragraph in the section entitled “PORTFOLIO MANAGERS” on page 42 of the SAI:

David Berns and Emilio Freire serve as the portfolio managers of the Simplify Bitcoin Strategy PLUS Income ETF.

The account managed information table for John Downing in the section entitled “PORTFOLIO MANAGERS” on page 43 of the SAI is deleted in its entirety.

After the second account managed information table in the section entitled “PORTFOLIO MANAGERS” on page 43 of the SAI, the following is added:

Emilio Freire (as of July 15, 2024)

Total Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type (in millions)	Number of Accounts by Type Subject to a Performance Fee	Total Assets by Account Type Subject to a Performance Fee
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

The second paragraph in the section entitled “Compensation” on page 45 of the SAI relating to John Downing is deleted in its entirety and replaced with the following:

Mr. Freire is compensated through a salary and options on the equity of the Adviser.

In the “Dollar Range of Equity Securities in the Fund” table in the section entitled “Ownership” on page 46 of the SAI, the column relating to John Downing is deleted in its entirety.

In the “Dollar Range of Equity Securities in the Fund” table in the section entitled “Ownership” on page 46 of the SAI, the following information relating to Emilio Freire is added:

Name of Portfolio Manager / Name of Fund	Dollar Range of Equity Securities in the Fund Emilio Freire
Simplify Bitcoin Strategy PLUS Income ETF	0

In the “Dollar Range of Equity Securities in the Fund” table in the section entitled “Ownership” on page 46 of the SAI, the following row relating to Paul Kim is deleted in its entirety and replaced with the following:

Name of Portfolio Manager / Name of Fund	Dollar Range of Equity Securities in the Fund Paul Kim
Simplify Bitcoin Strategy PLUS Income ETF	N/A

This Supplement dated July 15, 2024, provides relevant information for all shareholders, and should be retained for future reference. The Fund’s Prospectus, Summary Prospectus, and SAI have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1 (855) 772-8488.